Fair Value Measurement - Schedule of Warrants Outstanding and Fair Values (Details) ¥ in Thousands, shares in Thousands	1 Months Ended		2 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
November 23, 2022 [Member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance | shares	5,454,546
Calculated fair value per ADS, fair value beginning balance | $ / shares		$ 950
Fair value beginning balance | ¥	¥ 36,838
Warrants outstanding, fair value ending balance | shares	5,454,546		10,349,111		10,349,111		5,454,546
Calculated fair value per ADS, fair value ending balance | $ / shares		640		$ 850		$ 850		$ 100
Fair value ending balance | ¥	¥ 24,376		¥ 63,380		¥ 63,380		¥ 3,952
Warrants outstanding, modification of warrants | shares					4,894,565
Calculated fair value per ADS, modification of warrants | $ / shares
Fair value modification of warrants | ¥
Warrants outstanding, gain (loss) on change in fair value of warrant liability | shares
Calculated fair value per ADS, gain (loss) on change in fair value of warrant liability | $ / shares
Fair value gain (loss) on change in fair value of warrant liability | ¥	¥ (11,219)				¥ 58,818		¥ (20,732)
Warrants outstanding, effect of exchange rate changes | shares
Calculated fair value per ADS, effect of exchange rate changes | $ / shares
Fair value effect of exchange rate changes | ¥	¥ (1,243)				¥ 610		¥ 308
October 28, 2024 [Member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance | shares			761,719
Calculated fair value per ADS, fair value beginning balance | $ / shares				1,270
Fair value beginning balance | ¥			¥ 6,888
Warrants outstanding, fair value ending balance | shares			761,719		761,719
Calculated fair value per ADS, fair value ending balance | $ / shares				950		$ 950
Fair value ending balance | ¥			¥ 5,176		¥ 5,176
Warrants outstanding, gain (loss) on change in fair value of warrant liability | shares
Calculated fair value per ADS, gain (loss) on change in fair value of warrant liability | $ / shares
Fair value gain (loss) on change in fair value of warrant liability | ¥			¥ (1,752)
Warrants outstanding, effect of exchange rate changes | shares
Calculated fair value per ADS, effect of exchange rate changes | $ / shares
Fair value effect of exchange rate changes | ¥			¥ 40